Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unit Activity [Line Items]
Units issued:	28,516	22,628	21,140
Units redeemed:	(100,190)	(89,390)	(109,565)
VAL
Unit Activity [Line Items]
Units issued:	24,848	19,689	19,136
Units redeemed:	(76,713)	(65,897)	(82,538)
VLI
Unit Activity [Line Items]
Units issued:	3,668	2,939	2,004
Units redeemed:	(21,347)	(18,737)	(26,808)
SPVA
Unit Activity [Line Items]
Units issued:	0	0	0
Units redeemed:	0	0	0
SPVL
Unit Activity [Line Items]
Units issued:	0	0	0
Units redeemed:	(2,130)	(4,756)	(219)